FRANKLIN GLOBAL TRUST
ONE FRANKLIN PARKWAY
SAN MATEO, CA 94403-1906

October 30, 2020

Via EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Franklin Global Trust (CIK#0001124459)
	File Nos. 333-46996 and 811-10157

Ladies and Gentlemen:

On behalf of the above-referenced Trust submitted herewith under the EDGAR system, please find Amended Form N-CEN for the period ended July 31, 2020.

The amended form is being filed to amend Item C.16 of the Form N-CEN on behalf of Franklin International Growth Fund to correct the amount reported for Broker Record 10. (vii. Gross commissions paid by the Fund for the reporting period). There were no other changes to the Form N-CEN that was filed on October 14, 2020 (accession number 0001752724-20-206285).

Please direct any inquiries to Robert G. Kubilis at (954) 527-2125.

Sincerely,



Robert G. Kubilis
Chief Financial Officer, Chief Accounting Officer and Treasurer